Income Taxes - Components of Provision and Current Receivable (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Current:
Federal					$ 120,134	$ 116,933
State and local					24,900	21,225
Total current					145,034	138,158
Deferred:
Federal					(10,386)	(8,960)
State and local					(5,201)	(1,626)
Total deferred			$ (176)	$ (16,586)	(15,587)	(10,586)
Total provision for income taxes	$ 33,234	$ 33,236	$ 104,335	$ 99,042	129,447	127,572
Receivables
Current income tax receivable due from various jurisdictions					$ 54,500	$ 4,800